BORROWINGS - Unused loan facilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Instrument
Assets	¥ 30,385,903	$ 4,279,765	¥ 26,948,405
Long-term bank borrowings, (including current portion) 1 | Secured by a subsidiary's property and equipment | Asset Pledged as Collateral
Debt Instrument
Assets	845,898		118,050
Long-term bank borrowings, (including current portion) 1 | Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Asset Pledged as Collateral
Debt Instrument
Assets	196,195		91,435
Long Term Bank Borrowings | Secured by a subsidiary's land-use right | Asset Pledged as Collateral
Debt Instrument
Assets			¥ 24,460
Long-term bank borrowings, (including current portion) 2 | Secured by a subsidiary's property and equipment | Asset Pledged as Collateral
Debt Instrument
Assets	¥ 231,424